INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2013
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2012 and 2013 are as follows:

	March 31,
	2012	2013
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥57,919	¥194,216

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥341	¥1,260	¥729

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2012 and 2013, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2012				2013
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥266,070	¥333,840	¥68,057	¥287	¥269,819	¥488,748	¥218,929	¥0
Investment trusts	3,690	3,704	145	131	3,900	4,371	471	—

Total equity securities	269,760	337,544	68,202	418	273,719	493,119	219,400	0

Corporate bonds	12,735	11,941	0	794	7,549	7,601	108	56
Government bonds and public bonds	1,501	1,203	—	298	—	—	—	—

Total debt securities	14,236	13,144	0	1,092	7,549	7,601	108	56

Total available-for-sale securities	283,996	350,688	68,202	1,510	281,268	500,720	219,508	56

Held-to-maturity securities:
Corporate bonds	54,317	54,325	123	115	48,658	48,736	98	20
Government bonds and public bonds	13,949	13,949	13	13	5	5	—	—
Others	1,000	1,000	0	—	1,000	1,000	0	—

Total held-to-maturity securities	69,266	69,274	136	128	49,663	49,741	98	20

Total	¥353,262	¥419,962	¥68,338	¥1,638	¥330,931	¥550,461	¥219,606	¥76

At March 31, 2013, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2013
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥43,893	¥43,910
Due after 1 year to 5 years	3,070	3,080	5,770	5,831
Due after 5 years	4,479	4,521	—	—
Equity securities	273,719	493,119	—	—

	¥281,268	¥500,720	¥49,663	¥49,741

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥8,500	¥16,705	¥34,587
Gross realized gains	608	1,196	5,858
Gross realized losses	445	1,162	1,156

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2012 and 2013 are as follows:

	March 31, 2012
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥2,135	¥287	¥1	¥0	¥2,136	¥287
Investment trusts	2,796	131	—	—	2,796	131
Corporate bonds	8,235	32	3,055	762	11,290	794
Government bonds and public bonds	376	1	827	297	1,203	298

Total	¥13,542	¥451	¥3,883	¥1,059	¥17,425	¥1,510

	March 31, 2013
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1	¥0	¥2	¥0	¥3	¥0
Investment trusts	—	—	—	—	—	—
Corporate bonds	5,145	56	—	—	5,145	56
Government bonds and public bonds	—	—	—	—	—	—

Total	¥5,146	¥56	¥2	¥0	¥5,148	¥56

At March 31, 2013, Kyocera held available-for-sale securities in unrealized loss positions of ¥56 million. Kyocera considered the decline in fair value of marketable equity securities were not other-than-temporary as the extent to which fair value was below the cost was minor. Kyocera considered the decline in fair value of corporate bonds were not other-than-temporary because the decline in fair value was not caused by credit loss and Kyocera would receive the full cost amount.

(2)	Other investments

Kyocera holds time deposits and certificates of deposits which are due over three months to original maturity, non-marketable equity securities, long-term loans and investments in affiliates and unconsolidated subsidiaries. Carrying amounts of these investments at March 31, 2012 and 2013, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2012	2013
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥160,796	¥179,875
Non-marketable equity securities	15,393	9,441
Long-term loans	77	43
Investments in affiliates and unconsolidated subsidiaries	1,597	3,145

Total	¥177,863	¥192,504